Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our NEOs disclosed in the Summary Compensation Table as well as Compensation Actually Paid (“CAP”) to our NEOs and certain performance measures prepared in accordance with Item 402(v) of SEC Regulations S-K as of December 31, 2022.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy on how the Compensation Committee aligns executive compensation with our performance, refer to the “Compensation discussion and analysis” section above.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	TSR (3)	Peer Group TSR (3)	Net Income (Loss)	Company-Selected Measure: Revenue
2022	$4,729,171	$5,402,825	$1,795,669	$1,727,067	$112.48	$80.61	$(139,805,361)	$161,759,006
2021	$2,249,908	$7,321,384	$1,005,796	$2,886,005	$230.35	$141.37	$(8,907,537)	$119,155,907
2020	$1,478,511	$6,469,889	$1,432,993	$4,369,889	$246.54	$145.13	$1,983,524	$48,087,234

(1)	For each fiscal year presented, Michael Rice served as our PEO. Our NEOs for each fiscal year presented were as follows:

Year	Non-PEO NEOs During Each Year
2022	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Karen Foster
2021	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Marcus Schulz
2020	Aby J. Mathew, Roderick de Greef, Karen Foster, Todd Berard

PEO Total Compensation Amount	$ 4,729,171	$ 2,249,908	$ 1,478,511
PEO Actually Paid Compensation Amount	$ 5,402,825	7,321,384	6,469,889
Adjustment To PEO Compensation, Footnote

(2)	The CAP amounts presented here reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC.

	FY 2022		FY 2021		FY 2020
Adjustments to Summary Compensation Table amounts to CAP amounts	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	$4,729,171	$1,795,669	$2,249,908	$1,005,796	$1,478,511	$1,432,993
Grant date FV of option awards and stock awards granted in fiscal year	(3,703,620)	(1,260,381)	(1,005,813)	(419,910)	(963,799)	(1,072,471)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year	3,616,850	1,085,084	710,465	366,617	3,966,382	3,274,261
Vesting date FV of awards granted in fiscal year and vested in fiscal year	86,770	175,298	295,348	57,264	341,014	118,532
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	(188,282)	(100,465)	1,630,730	679,219	1,580,278	573,733
Change in FV of awards granted in prior years vested in the fiscal year	861,936	31,862	3,440,746	1,197,019	67,503	42,841
Total Compensation Actually Paid	$5,402,825	$1,727,067	$7,321,384	$2,886,005	$6,469,889	$4,369,889

(3)

TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019 through the year ended December 31, 2022. Our TSR-peer group consists of the 20 bioprocessing, life sciences, and biotechnology companies presented within the “Compensation discussion and analysis” section above.

(4)

In our assessment, the Company-Selected Measure is total revenues for each year presented, representing the most important financial performance measure used by us to link CAP to our NEOs to our performance.

Non-PEO NEO Average Total Compensation Amount	$ 1,795,669	1,005,796	1,432,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,727,067	2,886,005	4,369,889
Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and Performance Measures

In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between CAP to our NEOs and our financial performance, in each case presented in the charts below: 1) TSR of both BioLife Solutions, Inc. and our selected peer group, 2) Net Income (Loss), and 3) Revenue.

Chart 1: Compensation Actually Paid versus TSR

Compensation Actually Paid vs. Net Income	Chart 2: Compensation Actually Paid versus GAAP Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Chart 3: Compensation Actually Paid versus Revenue
Tabular List, Table

Financial Performance Measures

The following list includes the financial performance measures that, in our assessment, represent the most important financial performance measures used by us to link CAP to our NEOs for 2022 to our performance. The list below is not ranked.

1.	Revenue
2.	Adjusted Gross Margin (Non-GAAP)
3.	Adjusted EBITDA (Non-GAAP)

Total Shareholder Return Amount	$ 112.48	230.35	246.54
Peer Group Total Shareholder Return Amount	80.61	141.37	145.13
Net Income (Loss)	$ (139,805,361)	$ (8,907,537)	$ 1,983,524
Company Selected Measure Amount	161,759,006	119,155,907	48,087,234
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Gross Margin (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Non-GAAP)
Grant date FV of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,703,620)	$ (1,005,813)	$ (963,799)
NEO Grant date FV of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,260,381)	(419,910)	(1,072,471)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,616,850	710,465	3,966,382
NEO FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,085,084	366,617	3,274,261
Vesting date FV of awards granted in fiscal year and vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,770	295,348	341,014
NEO Vesting date FV of awards granted in fiscal year and vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,298	57,264	118,532
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,282)	1,630,730	1,580,278
NEO Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,465)	679,219	573,733
Change in FV of awards granted in prior years vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	861,936	3,440,746	67,503
NEO Change in FV of awards granted in prior years vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,862	$ 1,197,019	$ 42,841